Transactions with Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Fees Payable and Potentially Payable Under Management Services Agreement	$ 2.0
Placement Fee Under Management Services Agreement	2.50%
7.25% Senior Notes [Member]
Related Party Transaction [Line Items]
Debt instrument stated rate of interest	7.25%
Goldman [Member]
Related Party Transaction [Line Items]
Beneficial ownership interest in common stock	4.00%
Services and participation cost	$ 10.4
Goldman [Member] | 7.25% Senior Notes [Member]
Related Party Transaction [Line Items]
Debt instrument stated rate of interest	7.25%
Madison Dearborn [Member]
Related Party Transaction [Line Items]
Beneficial ownership interest in common stock	76.00%
Avista Capital Partners, L.P. [Member]
Related Party Transaction [Line Items]
Beneficial ownership interest in common stock	8.00%